Warrants (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017
Warrants and Rights Note Disclosure [Abstract]
Summary of Warrant Activity

At June 30, 2017, warrants to purchase common shares were outstanding as follows:

	Shares	Weighted Average Exercise Price
Balance at March 31, 2017	372,421	$2.79
Granted	—	—
Exercised	—	—
Expired		$—
Balance outstanding and exercisable at June 30, 2017	372,421	$2.79

A summary of warrants to purchase common stock issued during the fiscal years ended March 31, 2016 and 2017 is as follows:

	Shares	Weighted Average Exercise Price
Balance outstanding at April 1, 2015	1,212,715	$3.70
Granted	1,290,006	3.19
Exercised	-	-
Expired/Cancelled	(500,002)	-
Balance outstanding at March 31, 2016	2,002,719	$3.50
Granted	7,950,000	0.17
Exercised	(9,036,965)	0.58
Expired/Cancelled	(543,333)	3.46
Balance outstanding at March 31, 2017	372,421	$2.79
Balance exercisable at March 31, 2017	372,421	$2.79